Loans and Debentures (Tables)	12 Months Ended
Dec. 31, 2023
Loans And Debentures
Schedule of Loans and Debentures

				2023			2022
Financing source	Principal maturity	Annual financial cost	Currency	Current	Non-current	Total	Total
Foreign currency
Eurobonds (1)	2024	9.25%	U$$	1,857	-	1,857	3,975
(-) Transaction costs				(1)	-	(1)	(6)
(±) Interest paid in advance (2)				(2)	-	(2)	(9)

Debt in foreign currency				1,854	-	1,854	3,960

BRAZILIAN CURRENCY
Eletrobrás (3)	2023	UFIR + 6,00% a 8,00%	R$	-	-	-	2
Sonda (4)	2022	110,00% do CDI	R$	-	-	-	-

Debt in Brazilian currency				-	-	-	2

Total of loans and financings				1,854	-	1,854	3,962

Debentures - 3rd Issue - 3rd Series (5)	2025	IPCA + 5,10%	R$	331	304	635	913
Debentures - 7th Issue - 1st Series (3)(7)	2024	CDI + 0,45%	R$	271	-	271	816
Debentures - 7th Issue - 2nd Series (3)(7)	2026	IPCA + 4,10%	R$	3	1,945	1,948	1,864
Debentures - 8th Issue - 1st Series (3)(7)	2027	CDI + 1,35%	R$	2	500	502	503
Debentures - 8th Issue - 2nd Series (3)(7)	2029	IPCA + 6,10%	R$	1	529	530	507
Debentures - 7th Issue - Single series (8)	2026	CDI + 2,05%	R$	32	2,000	2,032	-
Debentures - 7th Issue - Single series (8)	2023	CDI + 1,50%	R$	-	-	-	20
Debentures - 8th Issue - Single series (8)	2031	IPCA + 5,27%	R$	134	958	1,092	1,044
Debentures - 9th Issue - 1st Series (6)	2027	CDI + 1,33%	R$	3	700	703	703
Debentures - 9th Issue - 2nd Series (6)	2029	IPCA + 7,63%	R$	1	315	316	302
(-) Discount on the issuance of debentures (6)				-	(9)	(9)	(12)
(-) Transaction costs				(2)	(41)	(43)	(42)

Total, debentures				776	7,201	7,977	6,618

Total				2,630	7,201	9,831	10,580

(1)
Cemig Geração e Transmissão;
(2)
Advance of funds to achieve the yield to maturity agreed in the Eurobonds contract;
(3)
Cemig Distribuição;
(4)
Debentures issued by Gasmig.
(5)
Discount on the sale price of the 2nd series of the Seventh issue of Cemig Distribuição.

Schedule of Financial Settlement and Cancellation

The table below shows the effects related to the repurchase of bonds:

	%	US$	R$
Principal Amount	100.00	375	1,823
Accrued interests	0.41	2	8
		377	1,831
Income tax on accrued interests	17.65	-	1
		-	1

Total of payments		377	1,832

Partial disposal of hedge		-	(283)
NDF positive adjustment (*)		-	117

Total		377	1,666

(*) Difference between the PTAX dollar rate on the day of purchase (R$4.9091) in relation to the financial instrument - exchange protection NDF, with the dollar purchase lock in April/23 at R$5.1110 and difference between the PTAX dollar rate on the day of purchase (R$4.8663) in relation to the financial instrument - exchange protection NDF, with the dollar purchase lock in December/23 at R$4.9675.

Schedule of Credit Risk Rating Agency

Company	Entry Date	Due Date Principal	Financial charges	Value
BRAZILIAN CURRENCY
Debentures – 9th Issue Single serie	June 2023	2026	CDI + 2.05%	2,000
(-)Transaction costs				(12)

Total				1,988

Schedule of Guarantees of the Debtor Balance on Loans and Financings

The guarantees of the debt balance on loans and debentures, on December 31, 2022, were as follows:

2023
Promissory notes and sureties	2,489
Guarantee and receivables	2,208
Sureties	4,059
Receivables	—
Unsecured	1,075

Total	9,831

Schedule of Composition of Loans and Debentures

The company's debt has an average repayment period of 2.8 years. The consolidated breakdown of loans and debentures, by currency and index, considering their maturities, is as follows:

	2024	2025	2026	2027	2028	2029 onwards	Total
Currency
US dollar	1,857	-	-	-	-	-	1,857

Total, currency denominated	1,857	-	-	-	-	-	1,857

Index
IPCA (1)	470	1,397	1,099	132	403	1,021	4,522
UFIR/RGR (2)	-	-	-	-	-	-	-
CDI (3)	308	1,233	1,233	733	-	-	3,507

Total by index	778	2,630	2,332	865	403	1,021	8,029

(-) Transaction costs	(4)	(9)	(9)	(4)	(7)	(13)	(46)
(±) Interest paid in advance	(2)	-	-	-	-	-	(2)
(-) Discount	-	(4)	(4)	-	-	-	(8)

Overall total	2,629	2,617	2,319	861	396	1,008	9,830

(1)
Expanded National Customer Price (IPCA) Index.
(2)
Fiscal Reference Unit (Ufir / RGR).
(3)
CDI: Interbank Rate for Certificates of Deposit.
(4)
Interest rate reference unit (URTJ) / Long-Term Interest Rate (TJLP)

Schedule of the Principal Currencies and Indexors Used for Monetary Updating of Loans and Financings

The US dollar and index used for monetary updating of Loans had the following variations:

Currency	Accumulated change on 2023 (%)	Accumulated change on 2022 (%)	Indexer	Accumulated change on 2023 (%)	Accumulated change on 2022 (%)
US dollar	(6.50)	(6.50)	IPCA	4.62	5.79
			CDI	13.04	12.39
			TJLP	(9.03)	35.34

Schedule of Changes in Loans, Financings and Debentures

The changes in loans and debentures are as follows:

Balance at December 31, 2020	15,020

Liabilities arising from business combination

Initial balance for consolidation purposes	15,020

Liabilities arising from business combination	13
Discount and premium on repurchase of debt securities (Eurobonds)	491
Monetary variation	331
Exchange rate variation	353
Financial charges provisioned	1,162
Amortization of transaction cost	20
Financial charges paid	(1,589)
Amortization of financing	(4,437)
Reclassification to “Other obligations”

Subtotal	11,364

FIC Pampulha: Marketable securities of subsidiary companies

Balance at December 31, 2021	11,364

Loans and financing obtained	2,000
Transaction costs	(18)

Financing obtained, net	1,981

Monetary variation	167
Exchange rate variation	(338)
Financial charges provisioned	975
Premium on repurchase of debt securities (Eurobonds)	47
Amortization of transaction cost	7
Financial charges paid	(1,010)
Amortization of financing	(2,613)

Balance at December 31, 2022	10,580

Loans and financing obtained	2,000
Transaction costs	(12)
Discount in the issues of securities	-

Financing obtained, net	1,988

Monetary variation	148
Exchange rate variation	(276)
Financial charges provisioned	1,082
Amortization of transaction cost	14
Financial charges paid	(1,026)
Amortization of financing	(2,679)

Balance at December 31, 2023	9,831

Schedule of Capitalized Borrowing Cost

The subsidiaries CEMIG D and Gasmig considered the costs of loans and debentures linked to construction in progress as construction costs of intangible and concession contract assets, as follows:

	2023	2022	2021
Costs of loans and financing	1,083	975	1,162
Financing costs on intangible assets and contract assets	(70)	(47)	(15)

Net effect in Profit or loss	1,013	928	1,147

(1)
The average capitalization rate p.a. on December 31, 2022 was 11.36% (9.44% on December 31, 2021).

Schedule of Restrictive Covenants

The Company has contracts with financial covenants as follows:

Title - Security	Covenant	Ratio required - Issuer	Ratio required CEMIG (guarantor)	Compliance required
Eurobonds CEMIG GT (1)	Net debt / Adjusted Ebitda for the Covenant (3)	2.5 or less	3.0 or less	Semi-annual and annual
7th and 8th Debentures Issuance CEMIG D	Net debt / Adjusted Ebitda	3.5 or less	3.0 or less	Semi-annual and annual
8th Debentures Issuance Gasmig (2)	Ebitda/Debt servicing Net debt/EBITDA	1.3 or more 3.0 or less	-	Annual
9th Debenture Issue CEMIG GT 1st and 2nd Series (3)	Net debt / Adjusted Ebitda	3.5 or less	3.0 or less from Dec. 31, 2022 onwards 3.5 or less from Dec. 31, 2026 onwards	Semi-annual and annual
9th Debentures Issuance CEMIG D	Net debt / Adjusted Ebitda	3.5 or less from June 30, 2023 onwards	3.5 or less from June 30, 2023 onwards	Semi-annual and annual

(1)
Adjusted Ebitda corresponds to earnings before interest, income taxes and social contribution on net income, depreciation and amortization, calculated in accordance with CVM Resolution 156, dated June 23, 2022, from which non-operating income, any credits and non-cash gains that increase net income are subtracted, to the extent that they are non-recurring, and any cash payments made on a consolidated basis during such period in respect of non-cash charges that were added back in the determination of Ebitda in any prior period, and increased by non-cash expenses and non-cash charges, to the extent that they are non-recurring.
(2)
Non-compliance with financial covenants implies non-automatic early maturity. If early maturity is declared by the debenture holders, Gasmig must make the payment upon receipt of the notification.
(3)
Non-compliance with financial covenants implies early maturity resulting in the immediate enforceability of payment by CEMIG GT of the Unit Nominal Value or Updated Unit Nominal Value of the Debentures, as the case may be, plus remuneration, in addition to the other charges due, regardless of judicial or extrajudicial notice, notification or interpellation.